Employee Benefit Plan, Schedule, Reportable Transaction (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Plan Name	Employees Stock Ownership Plan
Entity Tax Identification Number	31-1179518
EBP, Plan Number	002
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 22,067,229
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Purchase Price	24,655,951
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Current Value	24,655,951
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	24,655,951
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	15,504,433
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Current Value	$ 22,067,229
EBP, Investment, Acquired, Number of Investment | shares	64
EBP, Investment, Sold, Number of Investments | shares	197
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Realized Gain (Loss) on Investment	$ 6,562,796